Basis of Preperation of the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Significant Investments in Subsidiaries

Detailed below are the subsidiaries whose financial statements have been included in these consolidated financial statements:

	Main activity	Place of incorporation and principal place of business	% of direct and indirect equity interest as of
			12-31-2017	12-31-2016	12-31-2015
Subsidiaries:
Cofesur S.A. (1)	Holding	Argentina	100.00	97.64	97.64
Ferrosur Roca S.A. (2)	Train cargo transportation	Argentina	80.00	78.12	78.12
Recycomb S.A.U.	Waste recycling	Argentina	100.00	100.00	100.00
Yguazú Cementos S.A. (3)	Manufacture and marketing of cement and construction materials	Paraguay	51.00	51.00	35.00

(1)	As of December 2016, Loma Negra C.I.A.S.A. had advance funds for the purchase of an additional equity interest of 2.36%. This acquisition needed to be authorized by the Argentine State. On March 6, 2017, the transaction aforementioned was finally approved.
(2)	Controlled directly by Cofesur S.A.
(3)	Company controlled due to the business combination under common control made on December 22, 2016 (note 16). As a result, the statement of financial position line items of Yguazú Cementos S.A. as of December 31, 2016 were included in the consolidated statement of financial position of the Company as of December 31, 2016; in the case of the consolidated statement of profit or loss and other comprehensive income, the equity in profit or loss of Yguazú Cementos S.A. is presented in the line “Share of profit (loss) of associates” in each of the years presented since the consolidation of results for the 10-day period from December 22, 2016 to December 31, 2016 was not material for the Company’s consolidated financial statements.

Yguaz Cementos S.A. [member]
Summary of Financial Information on Ferrosur Roca S A
a)	Yguazú Cementos S.A.

As of	12.31.2017	12.31.2016
Current assets (1)	494,986,225	519,436,580
Non-current assets	2,358,756,400	2,016,522,494
Current liabilities (2)	385,487,026	1,811,949,703
Non-current liabilities (2)	1,332,533,280	7,307,114
Equity attributable to the owners of the Company	579,237,344	365,530,116
Non-controlling interests	556,484,975	351,172,141

(1)	Includes 111,943,934 and 207,927,790 of cash and cash equivalents as of December 31, 2017 and December 31, 2016, respectively.
(2)	Includes the financial loans described in note 25.

The summarized figures presented for Yguazú Cementos S.A. as of December 31, 2017 (as a consolidated subsidiary) reflect the book values of the assets and liabilities (see Note 16.1) and adjustments to conform to the Company’s accounting policies.

For the year ended	12.31.2017
Net revenue	1,152,606,929
Finance cost, net	(72,745,405)
Depreciation	(170,745,386)
Income tax	(12,316,307)
Profit for the year	220,690,826

For the year ended	12.31.2017
Net cash generated by operating activities	280,474,575
Net cash used in investing activities	(55,868,811)
Net cash used in financing activities	(368,018,079)

Ferrosur Roca S.A. [member]
Summary of Financial Information on Ferrosur Roca S A

As of	12.31.2017	12.31.2016
Current assets	448,672,962	227,349,424
Non-current assets	757,054,777	710,404,407
Current liabilities	838,820,242	594,786,019
Non-current liabilities	183,118,912	166,101,662
Equity attributable to the owners of the Company	147,030,869	138,159,696
Non-controlling interests	36,757,716	38,706,454

For the year ended	12.31.2017	12.31.2016	12.31.2015
Net revenue	1,608,080,671	1,223,681,686	919,729,670
Finance costs, net	(124,903,098)	(128,933,963)	(92,795,807)
Depreciation	(74,821,293)	(54,995,175)	(44,853,392)
Income tax	(3,002,588)	(26,964,252)	(8,555,315)
Profit or (loss) for the year	6,922,435	49,982,654	15,147,453

For the year ended	12.31.2017	12.31.2016	12.31.2015
Net cash generated by operating activities	90,167,989	260,874,828	163,772,758
Net cash used in investing activities	(198,133,153)	(165,530,937)	(109,782,503)
Net cash (used in) generated by financing activities	107,211,129	(90,434,660)	(76,456,255)